CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Condensed Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	$ (2,641)	$ (2,965)	$ (3,697)
Operating (loss) / profit	635	2,019	554
Income tax	(342)	(498)	(369)
Total non-operating income and expenses	111	21	(68)
Veon Ltd.
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	(101)	(160)	(240)
Other gains (losses)	0	350	0
Recharged expenses to group companies	3	21	47
Operating (loss) / profit	(98)	211	(193)
Finance income and (costs)	(2)	6	4
Share in result of subsidiaries after tax	(249)	404	771
Income tax	0	0	(1)
Total non-operating income and expenses	(251)	410	774
Profit / (loss) for the year	$ (349)	$ 621	$ 581